Item 1. Schedule of Investments:
--------------------------------

Putnam High Income Opportunities Trust


QUARTERLY PORTFOLIO HOLDINGS

11-30-04



Putnam High Income Opportunities Trust
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The fund's portfolio
November 30, 2004 (Unaudited)

Corporate bonds and notes (43.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
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Basic Materials (5.0%)
-----------------------------------------------------------------------------------------------------------
         $1,000  Abitibi-Consolidated Finance LP company
                 guaranty 7 7/8s, 2009                                                               $1,045
         55,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                            60,225
         51,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                                51,893
         10,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                                10,200
         40,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                  41,250
         15,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                               14,100
        100,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                           112,250
         30,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                               31,500
         90,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                                 100,800
         25,000  Compass Minerals International, Inc. sr.
                 disc. notes Ser. B, stepped-coupon zero %
                 (12s, 6/1/08), 2013 (STP)                                                           20,250
         70,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                               59,850
         60,000  Crystal US Holdings, LLC/US Sub 3 Corp.
                 144A sr. disc. notes stepped-coupon zero %
                 (10s, 10/1/09), 2014 (STP)                                                          41,100
         61,000  Equistar Chemicals LP notes 8 3/4s, 2009                                            67,710
        133,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                               152,618
         35,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                            38,500
         65,000  Georgia-Pacific Corp. company guaranty 9
                 3/8s, 2013                                                                          75,725
        102,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                             116,280
         95,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                                111,388
        136,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                               163,200
         70,000  Hercules, Inc. company guaranty 6 3/4s,
                 2029                                                                                72,275
         20,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 11.86s, 2008                                                               21,600
         25,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                                29,688
         68,000  Huntsman Co., LLC sr. disc. notes zero %,
                 2008                                                                                44,710
        195,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                             205,725
        145,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                        80,838
         60,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                                71,400
         30,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                          35,325
        165,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                         178,200
         15,000  International Steel Group, Inc. sr.
                 notes 6 1/2s, 2014                                                                  15,938
        114,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                   127,965
          3,000  ISP Holdings, Inc. sec. sr. notes Ser.
                 B, 10 5/8s, 2009                                                                     3,330
         60,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                        64,350
         10,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                                8,550
         10,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                                11,825
        105,000  Lyondell Chemical Co. company guaranty
                 10 1/2s, 2013                                                                      124,425
         38,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                          41,895
        105,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                     119,700
         66,578  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                                77,563
        125,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                              141,250
EUR       5,000  Nalco Co. sr. notes 7 3/4s, 2011                                                     7,219
EUR      45,000  Nalco Co. sr. sub. notes 9s, 2013                                                   64,854
       $115,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                              126,931
        105,000  Norske Skog Canada, Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                                108,938
         73,318  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                       75,884
         23,216  Pioneer Companies, Inc. sec. sr. notes
                 FRN 5.475s, 2006                                                                    23,332
         10,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                  10,800
EUR      50,000  Rockwood Specialities Group 144A company
                 guaranty 7 5/8s, 2014                                                               68,106
EUR      40,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                   58,153
        $55,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                          60,913
         17,046  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                          16,918
         50,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                                55,250
         50,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                                54,750
         15,000  Stone Container Finance company guaranty
                 7 3/8s, 2014 (Canada)                                                               16,163
          3,000  Tembec Industries, Inc. company guaranty
                 8 5/8s, 2009 (Canada)                                                                2,993
         85,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                          96,050
         35,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                          37,275
        107,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                         123,050
          6,000  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                       4,500
         11,665  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                       8,749
         20,000  WHX Corp. sr. notes 10 1/2s, 2005                                                   19,000
                                                                                              -------------
                                                                                                  3,786,264

Capital Goods (3.8%)
-----------------------------------------------------------------------------------------------------------
         58,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                          59,015
        120,000  AGCO Corp. company guaranty 9 1/2s, 2008                                           129,000
         96,410  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON) (F)                                                     1
        116,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                      121,945
        110,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 7 5/8s, 2006                                                      113,025
         15,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                                  14,475
         35,000  Amsted Industries, Inc. 144A sr. notes
                 10 1/4s, 2011                                                                       38,500
        160,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                             174,800
         20,000  BE Aerospace, Inc. sr. notes 8 1/2s,
                 2010                                                                                21,900
          4,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8 7/8s, 2011                                                                      4,200
        175,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                        174,125
          8,000  Berry Plastics Corp. company guaranty 10
                 3/4s, 2012                                                                           9,240
         65,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                            70,525
         25,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                          21,500
         65,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                                  63,863
         90,000  Crown Euro Holdings SA sec. notes 10
                 7/8s, 2013 (France)                                                                106,425
EUR       5,000  Crown Euro Holdings SA sec. notes 10
                 1/4s, 2011 (France)                                                                  7,641
        $70,000  Crown Euro Holdings SA sec. notes 9
                 1/2s, 2011 (France)                                                                 79,275
        119,000  Decrane Aircraft Holdings Co. company
                 guaranty zero %, 2008                                                               45,220
         90,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                         101,250
EUR      30,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                      47,402
        $51,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                          57,120
         85,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                            89,038
         65,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                            70,038
         25,000  K&F Acquisitions, Inc. 144A sr. sub.
                 notes 7 3/4s, 2014                                                                  25,563
         50,000  L-3 Communications Corp. company
                 guaranty 7 5/8s, 2012                                                               54,250
         40,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                               41,200
        155,000  Legrand SA debs. 8 1/2s, 2025 (France)                                             179,800
         74,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                              85,100
EUR      20,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                              29,781
        $20,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                          21,600
         20,000  Mueller Group, Inc. sec. FRN 6.91s, 2011                                            20,700
         45,000  Mueller Group, Inc. sr. sub. notes 10s,
                 2012                                                                                48,825
         95,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                         103,313
         40,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                          43,200
         85,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                          94,775
          5,000  Owens-Illinois, Inc. debs. 7.8s, 2018                                                5,113
         80,000  Polypore, Inc. 144A sr. sub. notes 8
                 3/4s, 2012                                                                          83,200
        110,000  Sequa Corp. sr. notes Ser. B, 8 7/8s,
                 2008                                                                               120,450
         80,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                    75,700
         50,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                            52,000
         40,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                          39,800
         15,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                                16,950
         36,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                          40,590
         55,000  Titan Corp. (The) company guaranty 8s,
                 2011                                                                                58,300
                                                                                              -------------
                                                                                                  2,859,733

Communication Services (4.0%)
-----------------------------------------------------------------------------------------------------------
         25,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                           29,188
         20,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                          21,400
         35,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                                37,625
         20,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                        16,850
         54,000  American Tower Corp. sr. notes 9 3/8s,
                 2009                                                                                56,970
         35,000  American Tower Corp. sr. notes 7 1/2s,
                 2012                                                                                36,313
         65,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                          68,250
         30,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                              2,100
         85,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                      92,650
         15,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                 13,425
         70,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                          69,825
         30,000  Cincinnati Bell, Inc. sr. sub. notes 7
                 1/4s, 2023                                                                          28,875
         95,000  Citizens Communications Co. notes 9
                 1/4s, 2011                                                                         110,438
         80,000  Citizens Communications Co. sr. notes 6
                 1/4s, 2013                                                                          79,500
        106,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                                 118,720
         25,000  Eircom Funding company guaranty Ser.
                 US$, 8 1/4s, 2013 (Ireland)                                                         27,750
         35,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                                 37,625
         11,436  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                               10,521
         90,000  Inmarsat Finance PLC company guaranty 7
                 5/8s, 2012 (United Kingdom)                                                         92,025
         90,000  Inmarsat Finance PLC 144A company
                 guaranty stepped-coupon zero % (10 3/8s,
                 11/15/08), 2012 (United Kingdom) (STP)                                              62,100
         25,000  iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                             27,500
         70,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                       62,475
         65,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                          70,200
        150,000  MCI, Inc. sr. notes 7.735s, 2014                                                   153,375
         85,000  MCI, Inc. sr. notes 6.688s, 2009                                                    85,638
        145,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                         159,500
         11,000  Nextel Communications, Inc. sr. notes 6
                 7/8s, 2013                                                                          11,880
         95,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                         96,663
         27,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                                30,780
        115,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                               126,500
        210,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                        204,750
        245,000  Qwest Corp. 144A notes 9 1/8s, 2012                                                278,688
         35,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                                43,225
         60,000  Qwest Services Corp. 144A notes 14s,
                 2010                                                                                71,100
         45,000  Rogers Wireless Communications, Inc.
                 sec. notes 9 5/8s, 2011 (Canada)                                                    52,425
         30,000  Rogers Wireless Communications, Inc.
                 144A sec. notes 7 1/2s, 2015 (Canada)                                               31,125
         40,000  Rogers Wireless Communications, Inc.
                 144A sr. sub. notes 8s, 2012 (Canada)                                               41,500
         10,000  Rogers Cantel, Ltd. debs. 9 3/4s, 2016
                 (Canada)                                                                            11,775
         20,000  Rural Cellular Corp. sr. notes 9 7/8s,
                 2010                                                                                20,200
         80,000  Rural Cellular Corp. sr. sub. notes 9
                 3/4s, 2010                                                                          71,800
         30,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011 (STP)                                                               24,975
         50,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                              56,625
         35,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                          38,413
        140,000  UbiquiTel Operating Co. 144A sr. notes 9
                 7/8s, 2011                                                                         153,650
         50,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                                54,000
                                                                                              -------------
                                                                                                  2,990,912

Conglomerates (0.1%)
-----------------------------------------------------------------------------------------------------------
          2,000  Tyco International Group SA company
                 guaranty 7s, 2028 (Luxembourg)                                                       2,259
         12,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                                  13,409
          1,000  Tyco International Group SA company
                 guaranty 6 3/8s, 2005 (Luxembourg)                                                   1,018
         20,000  Tyco International Group SA company
                 guaranty 6s, 2013 (Luxembourg)                                                      21,533
          6,000  Tyco International Group SA notes 6
                 3/8s, 2011 (Luxembourg)                                                              6,599
                                                                                              -------------
                                                                                                     44,818

Consumer Cyclicals (9.8%)
-----------------------------------------------------------------------------------------------------------
        155,000  Advertising Direct 144A sr. notes 9
                 1/4s, 2012 (Canada)                                                                161,975
         40,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                       44,400
         35,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                                38,938
         25,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                               28,188
         40,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                      39,600
        100,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                               114,000
         45,000  Beazer Homes USA, Inc. company guaranty
                 8 5/8s, 2011                                                                        49,275
         15,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                        16,500
        135,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s,
                 2014                                                                               142,088
         30,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                   31,050
        136,401  Canada, Inc. 144A sr. sub. notes 8s,
                 2012 (Canada)                                                                      145,949
         50,000  CanWest Media, Inc. sr. sub. notes 10
                 5/8s, 2011 (Canada)                                                                 56,000
         35,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                                  39,025
         10,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                                11,200
         20,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                            22,800
         15,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                            16,275
         85,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                            86,169
         15,000  Dana Corp. notes 10 1/8s, 2010                                                      16,950
        116,000  Dana Corp. notes 9s, 2011                                                          140,360
          5,000  Dana Corp. notes 7s, 2029                                                            5,000
         50,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                          54,500
         24,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                  25,320
        105,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                                 107,625
         95,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                                 105,925
         45,000  Dex Media, Inc. disc. notes zero %, 2013                                            34,538
        175,000  Dex Media, Inc. notes 8s, 2013                                                     187,469
         15,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                                15,263
          3,000  FelCor Lodging LP company guaranty 10s,
                 2008 (R)                                                                             3,150
         35,000  FelCor Lodging LP company guaranty 9s,
                 2008 (R)                                                                            39,200
         45,000  Finlay Fine Jewelry Corp. sr. notes 8
                 3/8s, 2012                                                                          48,488
         65,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                                70,200
         20,000  Goodyear Tire & Rubber Co. (The) notes 8
                 1/2s, 2007                                                                          21,200
        170,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                       168,725
         15,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                          15,000
         22,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                            22,633
         46,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                                47,035
         30,000  Host Marriott LP company guaranty Ser.
                 G, 9 1/4s, 2007 (R)                                                                 33,375
         53,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                      55,385
         85,000  Host Marriott LP 144A sr. notes 7s, 2012
                 (R)                                                                                 89,675
         70,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                          77,000
         63,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                       53,393
         66,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                                78,540
         25,000  Inn of the Mountain Gods sr. notes 12s,
                 2010                                                                                29,125
         50,000  ITT Corp. debs. 7 3/8s, 2015                                                        56,250
         65,000  ITT Corp. notes 6 3/4s, 2005                                                        66,788
         60,000  JC Penney Co., Inc. debs. 7.95s, 2017                                               70,275
         17,000  JC Penney Co., Inc. debs. 7.65s, 2016                                               19,444
         90,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                              96,975
         55,000  JC Penney Co., Inc. notes 9s, 2012                                                  67,650
          5,000  JC Penney Co., Inc. notes 8s, 2010                                                   5,700
         45,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                                31,950
        125,000  Jostens IH Corp. 144A company guaranty 7
                 5/8s, 2012                                                                         130,938
         55,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                               61,050
         35,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                               35,000
         20,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                        20,300
         40,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                                43,800
        140,000  KB Home sr. notes 5 3/4s, 2014                                                     137,550
        125,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                         143,906
         50,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                          54,000
         19,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                         21,492
          2,000  Levi Strauss & Co. notes 7s, 2006                                                    2,030
        148,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                               156,140
         35,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                                36,531
         85,000  MediaNews Group, Inc. sr. sub. notes 6
                 7/8s, 2013                                                                          87,125
         65,000  MeriStar Hospital Corp. company guaranty
                 9 1/8s, 2011 (R)                                                                    70,038
         30,000  MeriStar Hospital Corp. company guaranty
                 9s, 2008 (R)                                                                        31,650
         25,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                                27,813
         15,000  Meritage Corp. sr. notes 7s, 2014                                                   15,563
         55,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                                56,513
         50,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                            48,500
         60,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                          68,175
          1,000  MGM Mirage, Inc. company guaranty 8
                 3/8s, 2011                                                                           1,123
         20,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                             20,800
         75,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                                  77,250
         40,000  Oxford Industries, Inc. sr. notes 8
                 7/8s, 2011                                                                          43,200
          5,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                         5,600
         60,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                            66,150
        117,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                                 132,649
         68,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                                  74,630
         20,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                          20,950
         45,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                                  48,488
         65,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                  67,275
         40,000  Primedia, Inc. company guaranty 8 7/8s,
                 2011                                                                                41,200
         60,000  Primedia, Inc. company guaranty 7 5/8s,
                 2008                                                                                60,000
        110,000  Primedia, Inc. 144A sr. notes 8s, 2013                                             108,900
        170,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                             177,225
         55,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                                 64,625
         10,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                               11,200
         89,000  RH Donnelley Finance Corp. I 144A
                 company guaranty 8 7/8s, 2010                                                       99,680
         52,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                            62,140
         52,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                                56,225
        111,000  Saks, Inc. company guaranty 7s, 2013                                               112,665
        130,000  Samsonite Corp. sr. sub. notes 8 7/8s,
                 2011                                                                               138,288
         40,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                          45,600
        100,000  Sealy Mattress Co. sr. sub. notes 8
                 1/4s, 2014                                                                         105,750
         30,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                                32,550
          5,000  Standard Pacific Corp. sr. notes 6 7/8s,
                 2011                                                                                 5,238
        110,000  Standard Pacific Corp. sr. notes 6 1/4s,
                 2014                                                                               108,350
         10,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                  11,450
         50,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                  53,375
         75,000  Station Casinos, Inc. sr. notes 6s, 2012                                            77,250
         45,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                          46,913
         30,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                              33,600
         40,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                   43,100
         20,000  Tenneco Automotive, Inc. company
                 guaranty Ser. B, 11 5/8s, 2009                                                      21,232
         60,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                    70,650
         50,000  Tenneco Automotive, Inc. 144A sr. sub.
                 notes 8 5/8s, 2014                                                                  52,000
        175,000  THL Buildco, Inc. (Nortek, Inc.) 144A
                 sr. sub. notes 8 1/2s, 2014                                                        188,125
         40,000  Tommy Hilfiger USA, Inc. company
                 guaranty 6.85s, 2008                                                                40,200
        143,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006 (In default)
                 (NON)                                                                              130,309
         40,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                        44,700
         44,000  Venetian Casino Resort, LLC company
                 guaranty 11s, 2010                                                                  50,160
        126,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                         137,340
         60,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                                63,600
         16,000  WCI Communities, Inc. company guaranty
                 10 5/8s, 2011                                                                       17,880
         70,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                          77,700
         40,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                              45,800
         50,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                                47,063
        140,000  Wynn Las Vegas, LLC/Wynn Las Vegas
                 Capital Corp. 144A 1st mtge. 6 5/8s,
                 2014                                                                               138,600
                                                                                              -------------
                                                                                                  7,430,450

Consumer Staples (6.8%)
-----------------------------------------------------------------------------------------------------------
         10,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                   8,975
         20,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                    18,650
         60,000  Adelphia Communications Corp. sr. notes
                 10 1/4s, 2011 (In default) (NON)                                                    58,350
         55,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                             49,363
         70,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                                75,600
         25,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                          27,125
        145,000  AMC Entertainment, Inc. sr. sub. notes
                 8s, 2014                                                                           142,825
         30,000  ASG Consolidated LLC/ASG Finance, Inc.
                 144A sr. disc. notes stepped-coupon zero %
                 (11 1/2s, 11/1/08), 2011 (STP)                                                      19,200
         88,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                           98,560
        100,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                           106,500
         45,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                               50,577
         75,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                                51,188
        170,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                               146,200
         50,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                                43,250
         40,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 1/4s,
                 2010                                                                                33,600
        120,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                               99,000
         54,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 9 5/8s, 2009                                            44,820
         13,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                            10,790
         80,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                                92,000
         90,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2009 (STP)                                                                          66,150
         45,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                           49,275
          5,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                           5,438
         40,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                               42,200
         40,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                          42,800
         70,000  CSC Holdings, Inc. sr. sub. debs. 10
                 1/2s, 2016                                                                          79,275
         80,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                          81,600
        170,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                              179,775
         30,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                        32,850
         50,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                                55,875
        110,000  DirecTV Holdings, LLC sr. notes 8 3/8s,
                 2013                                                                               123,475
        193,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                    844
        110,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                         109,175
         40,000  Dole Food Co. company guaranty 7 1/4s,
                 2010                                                                                41,600
         20,000  Dole Food Co. sr. notes 8 7/8s, 2011                                                21,900
         20,000  Dole Food Co. sr. notes 8 5/8s, 2009                                                21,900
         40,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                                43,600
        125,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                               127,813
         80,000  Echostar DBS Corp. 144A company guaranty
                 6 5/8s, 2014                                                                        81,600
         25,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                          26,625
        190,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                         178,600
         35,000  Gray Television, Inc. company guaranty 9
                 1/4s, 2011                                                                          39,375
         70,000  Hasbro, Inc. notes 5.6s, 2005                                                       71,313
         40,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                                 41,800
         80,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                         81,200
        175,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                               201,250
          2,435  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                                2,350
        170,000  LCE Acquisition Corp. 144A company
                 guaranty 9s, 2014                                                                  182,750
         70,000  Paxson Communications Corp. company
                 guaranty 10 3/4s, 2008                                                              72,100
        145,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                            131,225
        102,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                       108,885
         70,000  Playtex Products, Inc. sec. notes 8s,
                 2011                                                                                76,650
        135,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                                 142,425
         35,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                       34,475
        121,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                      138,848
         80,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                                  84,600
        115,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                             106,950
         50,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                                54,875
         85,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                   77,350
          5,000  Rite Aid Corp. notes 7 1/8s, 2007                                                    5,050
          5,000  Rite Aid Corp. 144A notes 6s, 2005                                                   5,088
         80,000  Sbarro, Inc. company guaranty 11s, 2009                                             80,000
         20,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                                21,150
         50,000  Sinclair Broadcast Group, Inc. company
                 guaranty 8s, 2012                                                                   52,125
         90,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                              88,538
        211,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                             212,055
         30,000  United Rentals (North America), Inc.
                 company guaranty 6 1/2s, 2012                                                       29,400
         25,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                       25,813
         55,000  Vivendi Universal SA sr. notes 9 1/4s,
                 2010 (France)                                                                       64,900
         90,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                       97,200
         50,000  Warner Music Group 144A sr. sub. notes 7
                 3/8s, 2014                                                                          51,250
         73,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                        72,270
         81,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                  86,063
         35,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                        34,388
                                                                                              -------------
                                                                                                  5,162,654

Energy (3.5%)
-----------------------------------------------------------------------------------------------------------
         90,000  Arch Western Finance, LLC sr. notes 6
                 3/4s, 2013                                                                          94,275
         40,000  Arch Western Finance, LLC 144A sr. notes
                 6 3/4s, 2013                                                                        41,900
         45,000  Belden & Blake Corp. 144A sec. notes 8
                 3/4s, 2012                                                                          48,713
         37,000  Bluewater Finance, Ltd. company guaranty
                 10 1/4s, 2012 (Cayman Islands)                                                      40,145
         50,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                          52,625
         50,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                                 52,750
         37,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                            42,365
         25,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                        27,438
         75,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                          82,500
         30,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                                32,400
         45,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                          46,575
         65,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                                71,500
         50,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                        55,250
         25,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                          25,500
         65,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                          69,713
         45,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                          48,938
         50,000  Forest Oil Corp. sr. notes 8s, 2011                                                 56,750
         32,000  Forest Oil Corp. sr. notes 8s, 2008                                                 35,440
         35,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                                38,763
         35,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                                37,975
         50,000  Hanover Compressor Co. sub. notes zero %,
                 2007                                                                                42,500
         35,000  Hanover Equipment Trust sec. notes Ser.
                 B, 8 3/4s, 2011                                                                     37,975
        145,000  Harvest Operations Corp. 144A sr. notes
                 7 7/8s, 2011 (Canada)                                                              147,900
         30,000  Hornbeck Offshore Services, Inc. 144A
                 sr. notes 6 1/8s, 2014                                                              29,625
         35,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                             36,750
        140,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                         142,100
        130,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                           135,200
         70,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                          78,750
         70,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                                  75,075
         65,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                               66,625
         35,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. sr. notes 7 1/8s, 2014                                                37,625
         70,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                                70,263
         30,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                       34,200
         45,000  Pemex Project Funding Master Trust
                 company guaranty 7 3/8s, 2014                                                       49,221
         66,514  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                            75,826
         45,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                               50,625
         50,000  Plains Exploration & Production Co. sr.
                 notes 7 1/8s, 2014                                                                  55,000
         30,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                             33,750
         80,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                     87,800
        170,000  Pride International, Inc. 144A sr. notes
                 7 3/8s, 2014                                                                       188,275
         50,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                               53,750
         65,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                         69,388
         15,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                          16,050
          7,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                           7,805
         16,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                          17,200
                                                                                              -------------
                                                                                                  2,640,793

Financial (0.5%)
-----------------------------------------------------------------------------------------------------------
         25,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                      25,875
         70,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                              76,475
         90,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                                96,075
        120,450  Finova Group, Inc. notes 7 1/2s, 2009                                               57,816
        125,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                         142,500
                                                                                              -------------
                                                                                                    398,741

Health Care (2.7%)
-----------------------------------------------------------------------------------------------------------
         60,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                          64,050
         55,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                        60,363
        100,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                         110,250
         90,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                     90,225
         55,000  Elan Finance PLC/Elan Finance Corp. 144A
                 sr. notes 7 3/4s, 2011 (Ireland)                                                    58,163
         25,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                       28,000
         50,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                             51,250
         57,000  HCA, Inc. debs. 7.19s, 2015                                                         58,916
         30,000  HCA, Inc. notes 6 3/8s, 2015                                                        29,663
         30,000  HCA, Inc. notes 5 3/4s, 2014                                                        28,728
         30,000  HCA, Inc. sr. notes 6.95s, 2012                                                     31,315
        114,000  Healthsouth Corp. notes 7 5/8s, 2012                                               112,575
         26,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                            26,748
         24,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                            24,240
         35,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                       35,525
         30,816  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                                33,243
         95,000  MQ Associates, Inc. sr. disc. notes
                 stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                                67,450
         65,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                                65,325
         40,000  Owens & Minor, Inc. company guaranty 8
                 1/2s, 2011                                                                          44,000
         66,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                              75,735
         95,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                         106,875
          5,000  Service Corp. International notes 7.2s,
                 2006                                                                                 5,200
         14,000  Service Corp. International notes 6
                 1/2s, 2008                                                                          14,595
         16,000  Service Corp. International notes Ser. *,
                 7.7s, 2009                                                                          17,440
         70,000  Service Corp. International/US 144A sr.
                 notes 7s, 2016                                                                      73,500
         60,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                                65,550
         50,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                                48,750
          5,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                 4,650
         90,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                                83,475
         90,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                          96,750
         65,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                            68,575
        120,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                               123,000
         45,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                                 47,475
         30,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                                33,300
         20,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                          22,850
         50,000  Vanguard Health Holding Co. II, LLC 144A
                 sr. sub. notes 9s, 2014                                                             53,125
         25,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012 (R)                                                               28,938
         20,000  Ventas Realty LP/Capital Corp. 144A sr.
                 notes 6 5/8s, 2014 (R)                                                              20,350
         30,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                          31,200
                                                                                              -------------
                                                                                                  2,041,362

Other (2.4%)
-----------------------------------------------------------------------------------------------------------
      1,830,000  Dow Jones CDX HY 144A pass-through
                 certificates 7 3/4s, 2009                                                        1,857,450

Technology (1.6%)
-----------------------------------------------------------------------------------------------------------
        100,000  Advanced Micro Devices, Inc. 144A sr.
                 notes 7 3/4s, 2012                                                                 102,000
         39,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                       45,728
         35,000  Amkor Technologies, Inc. sr. sub. notes
                 10 1/2s, 2009                                                                       32,725
         75,000  Celestica, Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                       79,500
        144,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                         152,640
         90,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                                77,175
          5,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                                 5,150
         35,000  New ASAT Finance, Ltd. 144A company
                 guaranty 9 1/4s, 2011 (Cayman Islands)                                              31,150
        100,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                           101,000
         81,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                           92,745
         30,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                                42,900
         60,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                                  64,500
         80,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                             91,200
         70,000  Xerox Capital Trust I company guaranty
                 8s, 2027                                                                            71,225
         35,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                              36,575
         87,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                  95,483
         75,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                  79,313
                                                                                              -------------
                                                                                                  1,201,009

Transportation (0.5%)
-----------------------------------------------------------------------------------------------------------
         50,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                                46,125
         90,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                               71,100
        115,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                              130,525
         15,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                               15,619
         60,000  Navistar International Corp. company
                 guaranty Ser. B, 9 3/8s, 2006                                                       64,200
         20,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                              22,650
                                                                                              -------------
                                                                                                    350,219

Utilities & Power (3.2%)
-----------------------------------------------------------------------------------------------------------
          8,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                               8,800
         70,000  AES Corp. (The) 144A sec. notes 9s, 2015                                            80,500
         90,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                               102,150
         45,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                          50,963
         25,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                       28,563
         25,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                        26,804
          5,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                           5,877
         10,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                               10,020
         30,000  CMS Energy Corp. sr. notes 8.9s, 2008                                               33,225
         15,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                             17,063
         15,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                             16,388
        170,000  DPL, Inc. bonds 8 1/8s, 2031                                                       191,675
         10,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                                 9,650
        125,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                         145,938
         40,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                        40,600
         50,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                        48,250
         35,000  El Paso Corp. sr. notes 7 3/8s, 2012                                                34,913
         85,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                          78,200
         15,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                                17,100
         85,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                               88,613
         60,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                             61,800
         20,000  Kansas Gas & Electric debs. 8.29s, 2016                                             20,644
        110,000  Midwest Generation, LLC sec. sr. notes 8
                 3/4s, 2034                                                                         124,713
         60,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                          75,225
         35,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                          38,451
         30,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                 34,800
         30,000  Nevada Power Co. 144A general ref. mtge.
                 5 7/8s, 2015                                                                        30,150
         90,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                              100,463
        225,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                               248,625
         50,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                           63,000
         15,000  PG&E Gas Transmission Northwest sr.
                 notes 7.1s, 2005                                                                    15,310
         55,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                                58,850
         45,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                                49,275
         55,000  SEMCO Energy, Inc. 144A sr. notes 7
                 3/4s, 2013                                                                          56,650
         15,000  Sierra Pacific Power Co. general ref.
                 mtge. 6 1/4s, 2012                                                                  15,675
         85,000  Sierra Pacific Resources sr. notes 8
                 5/8s, 2014                                                                          96,900
         25,000  Teco Energy, Inc. notes 10 1/2s, 2007                                               28,938
         10,000  Teco Energy, Inc. notes 7.2s, 2011                                                  11,050
         20,000  Teco Energy, Inc. notes 7s, 2012                                                    21,800
          5,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                                 4,900
         40,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                        43,650
         10,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                  10,850
         55,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                      57,750
         40,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                                45,400
         34,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                          38,121
         10,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                                11,550
         15,000  Williams Cos., Inc. (The) notes 8 1/8s,
                 2012                                                                                17,325
         25,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                                27,875
                                                                                              -------------
                                                                                                  2,445,032
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $31,615,944)                            $33,209,437

Convertible preferred stocks (32.3%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Basic Materials (3.1%)
-----------------------------------------------------------------------------------------------------------
            850  Freeport-McMoRan Copper & Gold, Inc.
                 144A 5.50% cv. pfd.                                                               $830,663
            780  Hercules Trust II 6.50% units cum. cv.
                 pfd.                                                                               678,600
         32,720  Smurfit-Stone Container Corp. Ser. A,
                 $1.75 cum. cv. pfd.                                                                854,810
                                                                                              -------------
                                                                                                  2,364,073

Capital Goods (4.3%)
-----------------------------------------------------------------------------------------------------------
         13,300  Coltec Capital Trust $2.625 cv. pfd.                                               615,125
         12,300  Northrop Grumman Corp. Ser. B, $7.00
                 cum. cv. pfd.                                                                    1,660,500
         24,670  Owens-Illinois, Inc. $2.375 cv. pfd.                                               949,795
                                                                                              -------------
                                                                                                  3,225,420

Communication Services (2.4%)
-----------------------------------------------------------------------------------------------------------
         21,874  CenturyTel, Inc. $1.719 cv. pfd.                                                   557,787
         13,600  Cinncinnati Bell, Inc. Ser. B, $3.378
                 cum. cv. pfd. (S)                                                                  541,280
         13,691  Crown Castle International Corp. $3.125
                 cum. cv. pfd.                                                                      670,859
                                                                                              -------------
                                                                                                  1,769,926

Consumer Cyclicals (5.2%)
-----------------------------------------------------------------------------------------------------------
          4,800  Central Parking Finance Trust 144A
                 $1.313 cv. pfd.                                                                     87,840
          3,900  Emmis Communications Corp. Ser. A,
                 $3.125 cum. cv. pfd.                                                               177,450
         38,500  FelCor Lodging Trust, Inc. Ser. A, $1.95
                 cum. cv. pfd. (R)                                                                  943,250
         15,400  Ford Motor Company Capital Trust II
                 $3.25 cum. cv. pfd.                                                                806,575
         18,120  Host Marriott Financial Trust $3.375 cv.
                 pfd.                                                                               976,215
         18,800  TXI Capital Trust I $2.75 cv. pfd.                                                 944,700
                                                                                              -------------
                                                                                                  3,936,030

Consumer Staples (2.7%)
-----------------------------------------------------------------------------------------------------------
         15,700  Albertson's, Inc. $1.813 cv. pfd.                                                  429,788
         12,567  Constellation Brands, Inc. Ser. A,
                 $1.438 cv. pfd.                                                                    450,841
         15,900  Sinclair Broadcast Group, Inc. Ser. D,
                 $3.00 cv. pfd.                                                                     645,938
         24,300  Six Flags, Inc. $1.813 cum. cv. pfd. (S)                                           522,450
                                                                                              -------------
                                                                                                  2,049,017

Energy (1.7%)
-----------------------------------------------------------------------------------------------------------
          8,000  Amerada Hess Corp. $3.50 cv. pfd.                                                  630,000
         12,300  Hanover Compressor Capital Trust $3.625
                 cum. cv. pfd. (S)                                                                  656,513
                                                                                              -------------
                                                                                                  1,286,513

Financial (4.5%)
-----------------------------------------------------------------------------------------------------------
          7,400  Capital One Financial Corp. $3.125 cv.
                 pfd.                                                                               394,050
         21,400  Chubb Corp. (The) $1.75 cv. pfd.                                                   631,300
         28,105  Decs Trust IX 6.75% cv. pfd.                                                       238,893
          9,621  Hartford Financial Services Group, Inc.
                 (The) $3.50 cv. pfd.                                                               594,097
         12,790  Lehman Brothers Holdings, Inc. $1.563
                 cv. pfd.                                                                           326,145
         14,800  Washington Mutual Capital Trust I $2.688
                 units cum. cv. pfd.                                                                804,750
         16,000  XL Capital, Ltd. $1.625 cv. pfd. (Cayman
                 Islands)                                                                           394,880
                                                                                              -------------
                                                                                                  3,384,115

Health Care (1.5%)
-----------------------------------------------------------------------------------------------------------
         22,950  Schering-Plough Corp. $3.00 cv. pfd.                                             1,141,763

Technology (1.2%)
-----------------------------------------------------------------------------------------------------------
          6,800  Xerox Corp. 6.25% cv. pfd.                                                         932,450

Utilities & Power (5.7%)
-----------------------------------------------------------------------------------------------------------
         13,200  Aquila, Inc. $1.688 cv. pfd.                                                       429,000
         13,700  El Paso Energy Capital Trust I $2.375
                 cv. pfd.                                                                           498,338
         30,800  Great Plains Energy, Inc. $2.00 cum. cv.
                 pfd.                                                                               793,100
         14,000  ONEOK, Inc. $2.125 units cv. pfd.                                                  487,060
          5,640  Public Service Enterprise Group, Inc.
                 $5.125 cv. pfd.                                                                    327,825
         25,800  Sempra Energy $2.125 units cv. pfd.                                                796,575
         10,700  Sierra Pacific Resources $4.50 units
                 cum. cv. pfd.                                                                      445,334
          6,160  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                               524,370
                                                                                              -------------
                                                                                                  4,301,602
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $21,256,504)                         $24,390,909

Convertible bonds and notes (16.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Capital Goods (0.7%)
-----------------------------------------------------------------------------------------------------------
       $410,000  Titan International, Inc. 144A cv. sr.
                 notes 5 1/4s, 2009                                                                $490,483

Communication Services (1.1%)
-----------------------------------------------------------------------------------------------------------
        800,000  Charter Communications, Inc. 144A cv.
                 sr. notes 5 7/8s, 2009                                                             852,000
        380,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes 13s, 2009 (Denmark) (In default)
                 (NON)                                                                                    4
                                                                                              -------------
                                                                                                    852,004

Conglomerates (1.1%)
-----------------------------------------------------------------------------------------------------------
        780,000  GenCorp, Inc. cv. sub. notes 5 3/4s,
                 2007                                                                               832,650

Consumer Cyclicals (2.2%)
-----------------------------------------------------------------------------------------------------------
        400,000  Mediacom Communications Corp. cv. sr.
                 notes 5 1/4s, 2006                                                                 391,000
        670,000  Meristar Hospitality Corp. cv. sub.
                 notes 9 1/2s, 2010 (R)                                                             808,188
        370,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                           428,275
                                                                                              -------------
                                                                                                  1,627,463

Consumer Staples (0.9%)
-----------------------------------------------------------------------------------------------------------
        400,000  Rite Aid Corp. cv. notes 4 3/4s, 2006                                              404,000
        264,000  Rite Aid Corp. 144A cv. notes 4 3/4s,
                 2006                                                                               266,640
                                                                                              -------------
                                                                                                    670,640

Energy (0.3%)
-----------------------------------------------------------------------------------------------------------
        150,000  McMoran Exploration Co. cv. sr. notes
                 6s, 2008                                                                           203,063

Financial (0.5%)
-----------------------------------------------------------------------------------------------------------
        500,000  Rewards Network, Inc. cv. sub. debs. 3
                 1/4s, 2023                                                                         386,250

Technology (7.7%)
-----------------------------------------------------------------------------------------------------------
        380,000  Agere Systems, Inc. cv. notes 6 1/2s,
                 2009                                                                               399,950
        700,000  Amkor Technologies, Inc. cv. notes 5
                 3/4s, 2006                                                                         675,500
        801,000  Aspen Technology, Inc. cv. sub. debs. 5
                 1/4s, 2005                                                                         796,995
        620,000  Avaya, Inc. cv. Liquid Yield Option
                 Notes (LYON) zero %, 2021                                                          383,625
        380,000  Fairchild Semiconductor International,
                 Inc. cv. company guaranty 5s, 2008                                                 382,375
        550,000  Kulicke & Soffa Industries, Inc. cv.
                 sub. notes 0.50s, 2008                                                             423,500
        750,000  Lucent Technologies, Inc. cv. sub. debs.
                 8s, 2031                                                                           841,875
        570,000  Manugistics Group, Inc. cv. sub. notes
                 5s, 2007                                                                           517,988
        580,000  ON Semiconductor Corp. 144A cv. bonds
                 zero %, 2024                                                                       404,550
      1,070,000  Safeguard Scientifics, Inc. 144A cv. sr.
                 notes 2 5/8s, 2024                                                                 787,788
        170,000  Silicon Graphics, Inc. cv. notes 6 1/2s,
                 2009                                                                               233,750
                                                                                              -------------
                                                                                                  5,847,896

Transportation (0.4%)
-----------------------------------------------------------------------------------------------------------
        450,000  Continental Airlines, Inc. cv. notes 4
                 1/2s, 2007                                                                         334,688

Utilities & Power (1.9%)
-----------------------------------------------------------------------------------------------------------
        375,000  AES Corp. (The) cv. sub. notes 4 1/2s,
                 2005                                                                               375,000
        900,000  El Paso Corp. cv. debs. zero %, 2021                                               466,875
         74,000  Sierra Pacific Resources 144A cv. notes
                 7 1/4s, 2010                                                                       180,930
        280,000  XCEL Energy, Inc. 144A cv. notes 7 1/2s,
                 2007                                                                               430,500
                                                                                              -------------
                                                                                                  1,453,305
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $11,667,192)                          $12,698,442

Common stocks (1.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
            179  AboveNet, Inc. (NON) (S)                                                            $4,654
         90,000  AMRESCO Creditor Trust (acquired
                 10/16/02, cost $18,344) (RES) (NON) (R)
                 (F)                                                                                     90
            137  Birch Telecom, Inc. (NON) (F)                                                            1
         10,261  Coinmach Service Corp. IDS (Income
                 Deposit Securities) (NON) (S)                                                      139,960
        280,214  Contifinancial Corp. Liquidating Trust
                 Units                                                                                2,802
          1,401  Covad Communications Group, Inc. (NON)
                 (S)                                                                                  2,186
             43  Crown Castle International Corp. (NON)                                                 726
          2,901  Globix Corp. (NON)                                                                   8,848
         70,000  iPCS Escrow, Inc. (NON)                                                                 70
          1,629  iPCS, Inc. (NON)                                                                    41,702
             16  Knology, Inc. (NON)                                                                     55
             38  Leucadia National Corp.                                                              2,383
            159  Polymer Group, Inc. Class A (NON)                                                    3,021
            220  PSF Group Holdings, Inc. 144A Class A
                 (NON) (F)                                                                          330,373
         52,400  Service Corporation Intl. (NON)                                                    369,898
             25  Sterling Chemicals, Inc. (NON)                                                         800
            100  Sun Healthcare Group, Inc. (NON)                                                       750
             28  USA Mobility, Inc. (NON) (S)                                                         1,018
         13,742  VS Holdings, Inc. (NON)                                                             10,307
            408  Washington Group International, Inc.
                 (NON)                                                                               15,912
         28,029  Williams Cos., Inc. (The)                                                          467,243
                                                                                              -------------
                 Total Common stocks  (cost $2,524,500)                                          $1,402,799

Foreign government bonds and notes (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $40,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                         $45,160
         35,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                                41,020
         60,000  Ecuador (Republic of) bonds
                 stepped-coupon Ser. REGS, 8s (9s,
                 8/15/05), 2030 (STP)                                                                51,480
         70,000  Indonosia (Republic of) 144A sr. notes 6
                 3/4s, 2014                                                                          68,600
         25,000  Peru (Republic of) bonds 8 3/4s, 2033                                               25,263
          5,000  Philippines (Republic of) bonds 8 3/8s,
                 2011                                                                                 5,000
         85,000  Philippines (Republic of) sr. notes 8
                 7/8s, 2015                                                                          83,853
         85,000  Russia (Federation of) unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                          84,363
          9,334  Ukraine (Government of) sr. notes Ser.
                 REGS, 11s, 2007                                                                      9,765
         25,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                          28,300
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $410,227)                         $442,804

Preferred stocks (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
              1  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                                 $380
              8  Paxson Communications Corp. 14.25% cum.
                 pfd. (PIK) (S)                                                                      60,000
             43  Rural Cellular Corp. Ser. B, 11.375%
                 cum. pfd. (PIK)                                                                     34,400
                                                                                              -------------
                 Total Preferred stocks  (cost $120,800)                                            $94,780

Units (0.1%) (a) (cost $290,830)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
            198  XCL Equity Units (F)                                                               $87,934

Brady bonds (0.1%) (a) (cost $49,153)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $52,800  Peru (Republic of) FRB Ser. 20 YR, 5s,
                 2017                                                                               $49,368

Warrants  (0.1%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                          Expiration date           Value
-----------------------------------------------------------------------------------------------------------
             59  AboveNet, Inc.                                                   9/8/2008             $472
             69  AboveNet, Inc.                                                   9/8/2010              276
            130  Dayton Superior Corp. 144A                                      6/15/2009                1
            103  Huntsman Co., LLC 144A                                          5/15/2011           36,050
             47  MDP Acquisitions PLC 144A                                       10/1/2013            1,880
             60  Pliant Corp. 144A                                                6/1/2010                1
            180  Travel Centers of America, Inc. 144A                             5/1/2009              900
            200  Ubiquitel, Inc. 144A                                            4/15/2010                1
            250  Washington Group International, Inc.
                 Ser. A                                                          1/25/2006            2,900
            287  Washington Group International, Inc.
                 Ser. B                                                          1/25/2006            2,640
            156  Washington Group International, Inc.
                 Ser. C                                                          1/25/2006            1,271
                                                                                              -------------
                 Total Warrants  (cost $74,115)                                                     $46,392

Short-term investments (4.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,751,447  Putnam Prime Money Market Fund (e)                                              $2,751,447
        557,901  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.94% to 2.21% and
                 due dates ranging from December 1, 2004
                 to January 7, 2005 (d)                                                             557,693
                                                                                              -------------
                 Total Short-term investments  (cost $3,309,140)                                 $3,309,140
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $71,318,405) (b)                                       $75,732,005
-----------------------------------------------------------------------------------------------------------



Forward currency contracts to sell at November 30, 2004 (Unaudited) (aggregate face value $259,629)

                              Aggregate           Delivery        Unrealized
                      Value  face value               date      depreciation
----------------------------------------------------------------------------
Euro               $260,403    $259,629            3/16/05             $(774)
----------------------------------------------------------------------------



Credit default contracts outstanding at November 30, 2004 (Unaudited)

                                                                  Unrealized
                                                    Notional    appreciation/
                                                      amount   (depreciation)
----------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.35% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                        $12,444            $167

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.55625% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         12,444              64

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.4625% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          6,222             111

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.433% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          4,667             106

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.475% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          3,111              33

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.5% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 1,556              63

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.6% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 1,556             (42)
----------------------------------------------------------------------------
                                                                        $502
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $75,591,845.

  (b) The aggregate identified cost on a tax basis is $71,447,614, resulting in gross unrealized appreciation and depreciation of $7,326,958 and $3,042,567, respectively, or net unrealized appreciation of $4,284,391.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale.
      The total market value of restricted securities held at November 30, 2004 was $90 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at November 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2004, the value of securities loaned amounted to $545,047. The fund received cash collateral of $557,693 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $16,560 for the period ended November 30, 2004.

  (F) Security is valued at fair value following procedures approved by the Trustees.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005